8. Hybrid Debt Instrument (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Change in fair value of derivative liability	$ (1,769,275)	$ 0	$ (1,905,289)	$ 0	$ 2,125,117	$ 0
Costs exceeding the debt proceeds	12,863	234,453	(13,551)	(225,515)	(295,033)	(326,916)
Interest expense	$ 103,086	$ 1,386	348,470	2,512	266,999	4,706
Accrued interest					77,857	0
Stock issuable for accrued interest			$ 227,829	$ 0	75,935	$ 0
SPA Note [Member]
Convertible note face value					$ 3,000,000
Debt stated interest rate					10.00%
Warrants issued					10,000,000
Conversion price					$ 4.95
Value of compound derivative					$ 3,500,000
Change in fair value of derivative liability					(2,100,000)
Costs exceeding the debt proceeds					(60,000)
Interest expense					154,000
Accrued interest					78,000
Stock issuable for accrued interest					$ 76,000